UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23306

Collaborative Investment Series Trust
(Exact name of registrant as specified in charter)

8000 Town Centre Dr.; Suite 400 Broadview Heights, OH 44147
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

Item 1. Reports to Stockholders.

Semi-Annual Shareholder Report

The SPAC and New Issue ETF (SPCX)

March 31, 2021

Tuttle Capital Management, LLC
500 West Putnam Avenue, Suite 400
Greenwich, CT 06830
1-866-904-0406

www.spcxetf.com

TABLE OF CONTENTS

As a SPAC and New Issue ETF (the "Fund") shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The expense examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period ending March 31, 2021.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid during the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Further, the expenses do not include any brokerage commissions on investors' purchases or redemptions of Fund shares as described in the Fund's prospectus. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value at Inception	Ending Account Value 3/31/2021	Expenses Paid During Period	Annualized Expense Ratio
The SPAC and New Issue ETF	Actual[(a)]	$ 1,000.00	$ 1,141.90	$ 2.98*	0.95%
	Hypothetical	1,000.00	1,020.19	4.78**	0.95

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from commencement of operations to March 31, 2021, divided by the number of days in the fiscal year.

** Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (the number of days in the more recent fiscal half-year divided by the number of days in the fiscal year).

(a) Information shown reflects values for the stub period of 107 days from December 15, 2020 (commencement of operations) to March 31, 2021 and has been calculated using expense ratios and rates of returns for the same period.

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Common Stocks	99.4
Warrants	0.6
Total	**100.0**

Portfolio holdings and allocations are subject to change. As of March 31, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments

Shares		*Fair Value ($)*
Common Stocks — 98.8%		
471,082	Accelerate Acquisition Corp.[a]	$ 4,677,844
246,933	Adara Acquisition Corp.[a]	2,449,575
255,379	Adara Sponsor LLC[a] [b]	2,026,688
244,947	AEA-Bridges Impact Corp., Class A[a]	2,405,380
235,404	Altimar Acquisition Corp. II[a]	2,401,097
494,639	Apollo Strategic Growth Capital[a]	4,896,926
212,425	Ares Acquisition Corp.[a]	2,124,250
235,042	Astrea Acquisition Corp.[a]	2,329,266
159,359	Atlas Crest Investment Corp. II[a]	1,594,387
311,455	Avanti Acquisition Corp.[a]	3,042,915
271,288	Bridgetown 2 Holdings, Ltd., Class A[a]	2,777,989
78,984	Capstar Special Purpose Acquisition Corp.[a]	770,884
613,777	CC Neuberger Principal Holdings II[a]	6,051,841
135,249	Churchill Capital Corp. V[a]	1,379,540
306,822	Citic Capital Acquisition Corp., Class A[a]	3,068,220
156,248	Class Acceleration Corp.[a]	1,546,855
435,532	Cohn Robbins Holdings Corp.[a]	4,281,280
97,620	Crucible Acquisition Corp.[a]	1,018,177
164,765	D8 Holdings Corp.[a]	1,637,764
255,054	Decarbonization Plus Acquisition Corp.[a]	2,675,516
174,030	Decarbonization Plus Acquisition Corp. II[a]	1,750,742
175,000	Decarbonization Plus Acquisition Corp. III[a]	1,743,000
33,615	Duddell Street Acquisition Corp., Class A[a]	328,755
343,969	E.Merge Technology Acquisition Corp.[a]	3,353,698
254,443	Far Peak Acquisition Corp., Class A[a]	2,485,908
163,152	Foresight Acquisition Corp.[a]	1,621,731
258,775	Fortress Capital Acquisition Corp.[a]	2,590,338
214,479	G Squared Ascend I, Inc.[a]	2,144,790
225,555	G&P Acquisition Corp.[a]	2,237,506
117,191	Gigcapital4, Inc.[a]	1,156,675
198,495	GO Acquisition Corp.[a]	1,955,176
68,015	Golden Arrow Merger Corp.[a]	676,749
294,443	Gores Holdings V, Inc.[a]	2,938,541
230,127	Gores Metropoulos II, Inc.[a]	2,328,885
111,847	Healthcare Capital Corp.[a]	1,103,930
152,545	Healthcor Catalio Acquisition Corp.[a]	1,525,450
273,726	Hennessy Capital Investment Corp. V, Class A[a]	2,683,883
10,000	Hennessy Capital Investment Corp. V[a]	101,200
249,739	Horizon Acquisition Corp.[a]	2,467,421
227,951	Hudson Executive Investment Corp.[a]	2,261,274

See notes which are an integral part of the Financial Statements.

Shares		*Fair Value ($)*
Common Stocks — 98.8% (continued)		
213,508	Hudson Executive Investment Corp. II[(a)]	$ 2,094,513
110,804	Hudson Executive Investment Corp. III[(a)]	1,099,176
175,619	Isleworth Healthcare Acquisition Corp.[(a)]	1,701,748
105,689	Kadem Sustainable Impact Corp.[(a)]	1,046,321
175,081	Kernel Group Holdings, Inc.[(a)]	1,747,308
281,669	Kismet Acquisition One Corp.[(a)]	2,788,523
130,290	Lux Health Tech Acquisition Corp., Class A[(a)]	1,338,078
101,500	Moringa Acquisition Corp.[(a)]	1,007,895
124,559	New Vista Acquisition Corp.[(a)]	1,244,344
218,922	Newbury Street Acquisition Corp.[(a)]	2,165,139
147,275	Nextgen Acquisition Corp. II[(a)]	1,458,023
99,129	Oaktree Acquisition Corp. II[(a)]	1,011,116
54,615	Oaktree Acquisition Corp. II, Class A[(a)]	540,142
150,985	Peridot Acquisition Corp., Class A[(a)]	1,607,990
76,508	Peridot Acquisition Corp. II[(a)]	760,490
133,239	Primavera Capital Acquisition Corp.[(a)]	1,365,700
212,103	Property Solutions Acquisition Corp. II[(a)]	2,089,215
100,982	Rotor Acquisition Corp.[(a)]	1,010,830
173,680	Scion Tech Growth II[(a)]	1,729,853
283,657	Silver Spike Acquisition Corp. II[(a)]	2,819,551
22,500	Silver Spike II Class B[(a) (b)]	179,010
6,721	Social Capital Hedosophia Holdings Corp. IV[(a)]	73,662
107,850	Social Capital Hedosophia Holdings Corp. VI, Class A[(a)]	1,155,074
170,310	Spartan Acquisition Corp. III[(a)]	1,708,209
635,928	Starboard Value Acquisition Corp., Class A[(a)]	6,314,765
194,558	SVF Investment Corp., Class A[(a)]	1,986,437
274,634	Trebia Acquisition Corp.[(a)]	2,735,355
188,897	TWC Tech Holdings II Corp.[(a)]	1,858,746
228,606	Twelve Seas Investment Co. II[(a)]	2,251,769
147,303	VectoIQ Acquisition Corp. II[(a)]	1,492,179
102,681	Virtuoso Acquisition Corp.[(a)]	1,012,435
113,403	VY Global Growth[(a)]	1,147,638
		143,153,280
Total Common Stocks (Cost $154,777,025)		**143,153,280**
Warrants — 0.6%		
425,000	Adara Sponsor LLC – WTS, 01/13/2019[(b)]	42,704
80,965	Apollo Strategic Growth, 10/29/2027	102,016
61,540	CC Neuberger Principal Holdings II - CW25, 07/29/2025	67,731
63,212	Decarbonization Plus Acquisition Corp. - CW25, 10/02/2025[(a)]	118,206
84,814	Far Peak Acquisition Corp. - CW25, 12/07/2025	93,295
68,431	Hennessy Capital Investment Corp. V - CW26, 01/11/2026	78,011
55,419	Isleworth Healthcare Acquisition Corp. – WTS, 08/03/2027	26,047
75,492	Peridot Acquisition Corp. - CW27, 11/30/2027	126,827
225,000	Silver Spike II, 01/13/2019[(b)]	22,158
104,876	Starboard Value Acquisition Corp. - CW27, 09/10/2027[(a)]	157,314
38,911	SVF Investment Corp. - CW27, 12/31/2027	80,546
		914,855
Total Warrants (Cost $28,822)		**914,855**
Total Investments — 99.4% (Cost $154,805,847)		**144,068,135**
Other Assets in Excess of Liabilities — 0.6%		**814,272**
Net Assets — 100.0%		**$ 144,882,407**

See notes which are an integral part of the Financial Statements.

[(a)] Non-income producing security
[(b)] Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. Tuttle Capital Management LLC (the "Advisor") has deemed this security to be liquid based upon procedures approved by the Board of Trustees (the "Board"). The aggregate value of these securities at March 31, 2021 was $2,270,560 which represents 1.57% of the net assets of the Fund.
LLC - Limited Liability Company

See notes which are an integral part of the Financial Statements.

	The SPAC and New Issue ETF
Assets:	
Investments, at value (Cost $154,805,847)	$144,068,135
Cash	2,238,076
Dividends and interest receivable	15
Receivable for investments sold	1,393,754
Prepaid and Other Assets	16,217
Total Assets	147,716,197
Liabilities:	
Payable for investments purchased	2,715,040
Accrued expenses:	
Administration	15,154
Advisory	91,718
Audit	3,668
Custodian	2,164
Fund accounting	5,357
Trustee	689
Total Liabilities	2,833,790
Net Assets	$144,882,407
Net Assets consist of:	
Paid in Capital	$149,238,101
Total Distributable Earnings / (Deficit)	(4,355,694)
Net Assets	$144,882,407
Net Assets:	$144,882,407
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	5,075,000
Net Asset Value (offering and redemption price per share):	$28.55

See notes which are an integral part of the Financial Statements.

	The SPAC and New Issue ETF[(a)]
Investment Income:	
Dividend income	$90
Total Investment Income	90
Expenses:	
Administration	36,657
Advisory	253,540
Custodian	6,528
Fund accounting	13,313
Legal and audit	9,169
Printing	2,807
Trustee	893
Other fees	4,903
Total Expenses before fee reductions	327,810
Expenses contractually waived or reimbursed by the Advisor	(33,899)
Total Net Expenses	293,911
Net Investment Loss	(293,821)
Realized and Unrealized Gains (Losses) from Investment Transactions:	
Net realized gains from investment transactions	5,362,799
Net realized gains from in-kind transactions	1,313,040
Change in unrealized depreciation on investments	(10,737,712)
Net Realized and Unrealized Gains (Losses) from Investment Transactions	(4,061,873)
Change in Net Assets Resulting From Operations	$(4,355,694)

(a) For the period from the commencement of operations on December 15, 2020 through March 31, 2021.

See notes which are an integral part of the Financial Statements.

	The SPAC and New Issue ETF
	For the period December 15, 2020[(a)] through March 31, 2021 (Unaudited)
From Investment Activities:	
Operations:	
Net investment loss	$(293,821)
Net realized gains from investment transactions and in-kind redemptions	6,675,839
Change in unrealized appreciation/depreciation on investments	(10,737,712)
Change in net assets resulting from operations	(4,355,694)
Distributions to Shareholders:	
Total Distributions Paid	—
Change in net assets from distributions	—
Capital Transactions:	
Proceeds from shares issued	217,662,972
Cost of shares redeemed	(68,424,871)
Change in net assets from capital transactions	149,238,101
Change in net assets	144,882,407
Net Assets:	
Beginning of period	—
End of period	$144,882,407
Share Transactions:	
Issued	7,350,000
Redeemed	(2,275,000)
Change in shares	5,075,000

[(a)] Commencement of operations.

See notes which are an integral part of the Financial Statements.

Financial Highlights

The SPAC and New Issue ETF	December 15, 2020[a] through March 31, 2021 (Unaudited)
Net Asset Value, Beginning of Period	$25.00
Net Investment Income (Loss)	(0.06)
Net Realized and Unrealized Gains (Losses) on Investments	3.61
Total from Investment Activities	3.55
Distributions from Net Investment Income	—
Distributions from Net Realized Gains on Investments	—
Total Distributions	—
Net Asset Value, End of Period	$28.55
Net Assets at End of Period (000's)	$144,882
Total Return at NAV[b][c]	14.19%
Total Return at Market[c][d]	14.00%
Ratio of Net Expenses to Average Net Assets[e]	0.95%
Ratio of Gross Expenses to Average Net Assets[e][f]	1.06%
Ratio of Net Investment Income (Loss) to Average Net Assets[e]	(0.95)%
Portfolio Turnover[c]	81%

[a] Commencement of operations.

[b] Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

[c] Not annualized for periods less than one year.

[d] Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.

[e] Annualized for periods less than one year.

[f] If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

See notes which are an integral part of the Financial Statements.

(1) Organization
Collaborative Investment Series Trust (the "Trust") was organized on July 26, 2017 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of several funds and is authorized to issue an unlimited number of shares of beneficial interest ("Shares") in one or more series representing interests in separate portfolios of securities. The accompanying financial statements are those of the Fund. The Fund is an actively managed exchange-traded fund whose investment objective is to provide total return. The Fund's prospectus provides a description of the Fund's investment objectives, policies, and strategies. The assets of the Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held. The Fund commenced operations on December 15, 2020.

Under the Trust's organizational documents, its officers and Board of Trustees (the "Board") are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies
Shares of the Fund are listed and traded on the New York Stock Exchange Arca, Inc. ("NYSE Arca"). Market prices for the Shares may be different from their net asset value ("NAV"). The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares, called ("Creation Units"). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of the Fund may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Foreside Fund Services, LLC (the "Distributor"). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 "*Financial Services – Investment Companies*." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Investment Valuations
The Fund holds investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Board. Pursuant to these procedures, the Fund may use a pricing service, bank, or broker-dealer experienced in such matters to value the Fund's securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Fund has a three-tier fair value hierarchy that is dependent upon the various "inputs" used to determine the value of the Fund's investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical assets that the Fund have the ability to access.

• Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 - Significant unobservable pricing inputs at the measurement date (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Exchange-traded funds ("ETFs") traded on a recognized securities exchange are valued at that day's last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

The following table provides the fair value measurement as of March 31, 2021, while the breakdown, by category, of investments is disclosed in the Portfolio of Investments for the Fund:

	Level 1	Level 2	Total Investments
The SPAC and New Issue ETF			
Common Stocks[1]	$140,947,582	$2,205,698	$143,153,280
Warrants	849,993	64,862	914,855
Total Investments	$141,797,575	$2,270,560	$144,068,135

[1] Please see the Portfolio of Investments for industry classifications.

B. Security Transactions and Related Income
Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by the Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Fund may be subject to foreign taxes on gains in investments or currency repatriation. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which they invest.

C. Cash
Idle cash may be swept into various interest bearing overnight demand deposits and is classified as cash on the Statements of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders
Distributions are recorded on the ex-dividend date. The Fund intends to distribute to its shareholders any net investment income and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

E. Allocation of Expenses
Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees
Tuttle Capital Management, LLC serves as the Fund’s investment advisor pursuant to an investment advisory agreement. Prior to March 1, 2021, Tuttle Capital Management, LLC was known as Tuttle Tactical Management, LLC. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Fund. The Fund pays the Advisor 0.83% of its average daily net assets, computed daily and paid monthly.

The Advisor has contractually agreed to reduce its fees and/or reimburse the expenses for the Fund (excluding front-end or contingent deferred loads, brokerage fees and

commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, other fees related to underlying investments (such as option fees and expenses or swap fees and expenses), or extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees or contractual indemnification of Fund Service providers (other than the Advisor) in order to limit total annual fund operating expenses after fee waivers and expense reimbursement to 0.95% of the Fund's average annual daily net assets ("Expense Cap"). These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. The Expense Cap will remain in effect for the Fund until at least December 31, 2021. The Expense Cap may be terminated earlier only upon approval by the Board, on 60 days' written notice to the Advisor. More information about the Fund's fee waiver and Expense Cap agreement is available in the "Management of the Fund" section of the Fund's prospectus.

As of March 31, 2021, the Advisor may recoup amounts from the Fund as follows:

	Expires 07/31/2023	**Total**
The SPAC and New Issue ETF	$33,899	$33,899

B. Administration, Custodian, Transfer Agent and Accounting Fees
Citi Fund Services Ohio, Inc. serves as administrator, fund accountant, transfer agent and dividend disbursing agent for the Fund pursuant to a Services Agreement. Citibank, N.A. serves as the Custodian of the Fund pursuant to a Global Custodial and Agency Services Agreement.

Collaborative Fund Services LLC ("CFS"), provides the Fund with various management and legal administrative services. For these services, the Fund pays CFS 0.12% of the Fund's average daily net assets, computed daily and paid monthly, and is subject to a minimum monthly fee of $1,000.

C. Distribution and Shareholder Services Fees
Foreside Fund Services, LLC is the principal underwriter and distributor for the Fund's Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor.

D. Compliance Services
Pursuant to a Compliance Services Agreement, Empirical Administration, LLC ("Empirical") provides chief compliance officer services to the Trust. CFS pays Empirical a monthly fee for its compliance services.

E. General
Certain officers and trustees of the Trust are officers, directors and/or trustees of the above companies and receive no compensation directly from the Fund for their services.

(4) Investment Transactions
Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended March 31, 2021 were as follows:

	Purchases	Sales
The SPAC and New Issue ETF	$162,828,618	$92,033,687

Purchases and sales of in-kind transactions for the period ended March 31, 2021 were as follows:

	Purchases	Sales
The SPAC and New Issue ETF	$142,659,853	$65,362,442

There were no purchases or sales of U.S. government securities during the period ended March 31, 2021.

(5) Capital Share Transactions
Shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in shares for the Fund are disclosed in detail on the Statement of Changes in Net Assets.

The consideration for the purchase of Creation Units of the Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of the Fund's specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard transaction fee charge is $250.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as "Securities receivable related to in-kind transactions" and securities related to in-kind redemptions are reflected as "Securities payable related to in-kind transactions" on the Statements of Assets and Liabilities.

As of March 31, 2021, there were no unsettled in-kind capital transactions.
(6) Investment Risks

ETF Risk
The NAV of the Fund can fluctuate up or down, and you could lose money investing in the Fund if the prices of the securities owned by the Fund decline. In addition, the Fund may be subject to the following risks: (1) the market price of the Fund's shares may trade above or below its NAV; (2) an active trading market for the Fund's shares may not develop or be maintained; or (3) trading of the Fund's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

Market Risk

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and their investments and could result in increased premiums or discounts to the Fund's net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

SPAC Risk

The Fund invests in SPACs and companies that have completed an IPO. SPACs are companies that may be unseasoned and lack a trading or operational history, a track record of reporting to investors, and widely available research coverage. The Fund may purchase SPACs through an IPO. IPOs are thus often subject to extreme price volatility and speculative trading. These stocks

may have above-average price appreciation in connection with the IPO. In addition, IPOs may share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in an IPO are typically a small percentage of the market capitalization. The ownership of many IPOs often includes large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following an IPO when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial business combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a business combination even though a majority of its public stockholders do not support such a combination.

(7) Subsequent Events

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were available to be issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of March 31, 2021.

Consideration and Approval of Management Agreement between Collaborative Investment Series Trust and Tuttle Capital Management with respect to the SPAC and New Issue ETF

Nature, Extent and Quality of Service. The Board noted that Tuttle was founded in 2012 and was registered with the SEC as an investment adviser with $200 million in assets under management as of September 30, 2020. The Board further noted that Tuttle currently served as the adviser or sub-adviser to nine funds. The Board reviewed the background information on the key investment personnel who would be responsible for servicing the Fund, taking into account their education and financial industry experience. They acknowledged that Tuttle hired Mr. Markiewicz as an analyst to assist with implementing the Fund's investment strategy and Tuttle would use fundamental analysis to identify investment opportunities with favorable attributes, evaluate industry dynamics, measure the strength of the business model and management skill when selecting SPACs. The Trustees also expressed their satisfaction with Tuttle's use of a pre-trade and post-trade testing as a method to ensure compliance with the Fund's investment policies and regulations. The Board expressed its satisfaction with Tuttle's overall experience, operations, and compliance culture.

Performance. The Board noted that although the Fund was not operational and without historical performance, Tuttle would implement many of the same successful methods employed by Tuttle for other funds that it advised or sub-adviser. The Board reviewed and considered the performance of other funds advised or sub-advised by Tuttle. The Trustee reviewed the Fund's investment objective and noted that it was to seek total return. The Trustees considered the differences between the Funds' that Tuttle currently advised or sub-advised and noted that the Fund would invest in newly listed initial public offerings of SPACs and companies that had completed their initial public offering within two years. After a discussion, the Board concluded that Tuttle was qualified, and should be allowed the opportunity, to advise the SPAC ETF.

Fees and Expenses. The Board reviewed the proposed advisory fee of 0.83% and Tuttle's proposed expense limitation of 0.95%. The Board noted that the Fund's proposed advisory fee was higher than its peer group average of 0.66% but lower than the peer group net expense ratio average of 1.23%. The Board further noted that Fund's proposed advisory fee and net expense ratio were both within the range Fund's peer group. The Board concluded that Tuttle's fees and expenses on behalf of the Fund were not unreasonable.

Profitability. The Board reviewed the profit analysis provided by Tuttle, noting that because the Fund had not yet commenced operations, the profitability analysis provided was an estimate based on projected asset growth over the first 24 months of operations. They noted that while Tuttle projected making a profit in terms of actual dollars and percentage in connection with its relationship to the Fund if estimated asset levels were achieved, they agreed that the projected profits were not excessive.

Economies of Scale. The Board considered whether economies of scale would be realized in connection with the advisory services provided to the Fund. They noted that based on each Fund's projected asset size and profit level, the absence of breakpoints was acceptable at this time. The Board discussed Tuttle's position on breakpoints and agreed to continue to monitor the Fund's asset levels and revisit the matter as the Fund continues to grow.

Conclusion. Having requested and received such information from Tuttle as the Board believed to be reasonably necessary to evaluate the terms of the investment advisory agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the advisory agreement was in the best interests of the Fund and its future shareholders.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT. These filings are available on the SEC's web site at http://www.sec.gov. You may also obtain copies by calling the Fund at 1-855-510-1763, free of charge.

PROXY VOTING

The Fund's proxy voting policies, procedures and voting records relating to common stock securities in the Fund's investment portfolio are available without charge, upon request, by calling the Fund's toll-free telephone number 1-855-510-1763. The Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery.

The Fund's proxy information is also available on the SEC's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request by calling 1-855-510-1763 or referring to the SEC's web site at http://www.sec.gov.

PRIVACY NOTICE

COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depends on the product or service that you have with us. This information can include: • Social Security number and wire transfer instructions • account transactions and transaction history • investment experience and purchase history When you are *no longer* our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	**Do we share information?**	**Can you limit sharing?**
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	**YES**	**NO**
For our marketing purposes - to offer our products and services to you.	**NO**	**We don't share**
For joint marketing with other financial companies.	**NO**	**We don't share**
For our affiliates' everyday business purposes - information about your transactions and records.	**NO**	**We don't share**
For our affiliates' everyday business purposes - information about your credit worthiness.	**NO**	**We don't share**
For our affiliates to market to you	**NO**	**We don't share**
For non-affiliates to market to you	**NO**	**We don't share**
QUESTIONS?	**Call 1-800-595-4866**	

What we do:	Page 2
How does the Collaborative Investment Series Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Collaborative Investment Series Trust collect my personal information?	We collect your personal information, for example, when you • open an account or deposit money • direct us to buy securities or direct us to sell your securities • seek advice about your investments We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only: • sharing for affiliates' everyday business purposes – information about your creditworthiness. • affiliates from using your information to market to you. • sharing for nonaffiliates to market to you. State laws and individual companies may give you additional rights to limit sharing.
Definitions	
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. • *The Collaborative Investment Series Trust does not share with affiliates.*
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • *The Collaborative Investment Series Trust does not share with non-affiliates so they can market to you.*
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • *The Collaborative Investment Series Trust doesn't jointly market.*

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Investment Advisor
Tuttle Capital Management, LLC
500 West Putnam Avenue, Suite 400
Greenwich, CT 06830

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Custodian
Citibank, N.A.
388 Greenwich Street
New York, NY 10048

Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Administrator, Accountant, Dividend Disbursing Agent and Transfer Agent
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The schedules of investments are included as part of the report to shareholders filed under Item 1of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 12. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Collaborative Investment Series Trust

By (Signature and Title) ______________________
Gregory Skidmore, Trustee, President and Principal Executive Officer of the Trust

Date 6/1/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) ______________________
Gregory Skidmore, Trustee, President and Principal Executive Officer of the Trust

Date 6/1/2021

By (Signature and Title) ______________________
Adam Snitkoff, Treasurer and Principal Financial Officer of the Trust

Date 06/02/2021